Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Consolidated Statements of Comprehensive Income [Abstract]
Loss	$ 2,521	$ 3,262	$ 8,949
Amounts that will not be reclassified subsequently to profit or loss:
Adjustments arising from translating financial statements from functional currency to presentation currency		350	285
Total components that will not be reclassified subsequently to profit or loss		350	285
Total other comprehensive loss		350	285
Total comprehensive loss	2,521	3,612	9,234
Attributable to:
Equity holders of the Company (continuing operations)	2,314	3,612	6,819
Equity holders of the Company (discontinued operations)	315		1,989
Non-controlling interests	(108)		426
Total Attributable	$ 2,521	$ 3,612	$ 9,234